Income Taxes - Net Operating Loss Carryforwards (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 219,982
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 219,982